OTHER INCOME, NET	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
OTHER INCOME, NET
11. OTHER INCOME, NET

	Year ended December 31, 2017	Year ended December 31, 2016
Loss on disposal of non core mining interests and plant and equipment (note 18)	($992)	($1,007)
Change in fair value of warrant investments	1,618	—
Realized gain on sale of JDS Silver	793	—
Recognition of deferred premium on flow through shares (note 24(a))	3,070	897
Unrealized and realized foreign exchange (loss) gain, net	(2,209)	429
Other income	1,096	(109)
Other income, net	$3,376	$210